UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06578
The Glenmede Portfolios

(Exact name of registrant as specified in charter)
c/o State Street Bank and Trust Company
4 Copley Place, 5th Floor
Boston, MA 02116

(Address of principal executive offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-442-8299
Date of fiscal year end: October 31
Date of reporting period: July 1, 2010 — June 30, 2011

TABLE OF CONTENTS

Item 1. Proxy Voting Record
SIGNATURES
Item 1. Proxy Voting Record.
Muni Intermediate Portfolio
     The Muni Intermediate Portfolio, a series of the Registrant, did not hold any portfolio securities with respect to which the Portfolio was entitled to vote during the period from July 1, 2010 through June 30, 2011.
New Jersey Muni Portfolio
     The New Jersey Muni Portfolio, a series of the Registrant, did not hold any portfolio securities with respect to which the Portfolio was entitled to vote during the period from July 1, 2010 through June 30, 2011.

SIGNATURES
     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Glenmede Portfolios
By (Signature and Title)*

/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer (Principal Executive Officer and Principal Financial Officer)

Date	August 29, 2011

*	Print the name and title of each signing officer under his or her signature.